EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS
EMPLOYEE BENEFIT PLANS
Pension and Other Post-Retirement Benefits
The following tables provide the components of net pension and post-retirement (income) expense (in millions):

	40 weeks ended
	Pension		Other post-retirement benefits
	November 30, 2019	December 1, 2018	November 30, 2019	December 1, 2018
Estimated return on plan assets	$(84.6)	$(86.6)	$—	$—
Service cost	11.3	40.3	0.4	0.8
Interest cost	62.0	66.0	0.5	0.4
Amortization of prior service cost	0.3	—	2.8	2.8
Amortization of net actuarial loss (gain)	0.4	(4.8)	(0.3)	(0.2)

(Income) expense, net	$(10.6)	$14.9	$3.4	$3.8

The Company contributed $9.0 million to its defined benefit pension plans and post-retirement benefit plans during the 40 weeks ended November 30, 2019. For the 40 weeks ended December 1, 2018, the Company contributed $196.9 million. At the Company’s discretion, additional funds may be contributed to the defined benefit pension plans. The Company currently anticipates contributing an additional $3.4 million to these plans for the remainder of fiscal 2019.
Defined Contribution Plans and Supplemental Retirement Plans
For the 40 weeks ended November 30, 2019 and December 1, 2018, total contributions expensed were $45.3 million and $32.2 million, respectively.
Multiemployer Pension Plans
The Company is the second largest contributing employer to the Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund (“FELRA”) which is currently projected by FELRA to become insolvent in the first quarter of 2021. The Company continues to fund all of its required contributions to FELRA. In October 2019, the Company’s collective bargaining agreements with the two local unions, pursuant to which the Company contributes to FELRA, expired. All pension provisions, including the funding, were the subject of on-going collective bargaining negotiations with the local unions. The Company, along with the largest contributing employer and local unions, have had discussions with the Pension Benefit Guaranty Corporation (“PBGC”) regarding various issues concerning FELRA that may affect FELRA’s solvency.
On March 5, 2020, the Company agreed with the two applicable local unions to new collective bargaining agreements pursuant to which the Company contributes to FELRA. These agreements were also ratified by the union members on March 5, 2020. In connection with these agreements, to address the pending insolvency of FELRA, the Company and the two local unions, along with the largest contributing employer, agreed to combine the Mid-Atlantic UFCW and Participating Pension Fund (“MAP”) into FELRA (“Combined Plan”). Upon the formation of the Combined Plan, the Company will be required to annually contribute $23.2 million to the Combined Plan for the next 25 years. This contribution will replace the Company’s current annual contribution to both the MAP and FELRA, which was a combined $27 million in fiscal 2018. In addition to the $23.2 million annual contribution
, the Company will in the future begin to make contributions to a new multiemployer plan. This new multiemployer plan will be limited to providing benefits to participants in excess of the benefits the PBGC insures under law.
Furthermore, upon formation of the Combined Plan, the Company will establish and contribute to a new variable defined benefit plan that will provide benefits to participants for future services. These agreements are subject to approval by the PBGC and the Company expects to reach final agreements on formation of the Combined Plan by no later than December 31, 2020. The Company is currently evaluating the effect of these new agreements to its consolidated financial statements and preliminarily expects to record a material increase to its pension-related liabilities with a corresponding non-cash charge to pension expense in the first quarter of 2020.

EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS
Pension Plans
The Company sponsors a defined benefit pension plan (the “Safeway Plan”) for substantially all of its employees under the Safeway banners not participating in multiemployer pension plans. Effective April 1, 2015, the Company implemented a soft freeze of the Safeway Plan. A soft freeze means that all existing employees as of March 31, 2015 currently participating will remain in the Safeway Plan, but any new non-union
employees hired after that date will no longer be part of the Safeway Plan but instead will be offered retirement benefits under an enhanced 401(k) program. On December 30, 2018, the Company implemented a hard freeze of non-union
benefits of employees of the Safeway Plan. All future benefit accruals for non-union
employees ceased as of this date. Instead,
non-union
participants will be offered retirement benefits under the Company’s 401(k) plans. The Safeway Plan continues to remain fully open to union employees and past service benefits, including future interest credits, for non-union
employees continue to be maintained under the Safeway Plan. The hard freeze resulted in an immaterial curtailment charge in fiscal 2018. The Company also sponsors a defined benefit pension plan (the “Shaw’s Plan”) covering union employees under the Shaw’s banner. The Company also sponsors a frozen plan (the “United Plan”) covering certain employees under the United banners and a Retirement Restoration Plan that provides death benefits and supplemental income payments for certain senior executives after retirement. The Retirement Restoration Plan is unfunded.
On May 15, 2016, the Company, through an indirect, wholly-owned subsidiary, acquired 100% of the outstanding equity of Collington Services, LLC (“Collington”) from C&S Wholesale Grocers, Inc. (“C&S”) for nominal cash consideration and the assumption of certain liabilities, primarily related to employee compensation and benefits of the workforce acquired. Prior to the acquisition, C&S, through its wholly-owned subsidiary, Collington, managed and operated the Company’s distribution center located in Upper Marlboro, Maryland. By purchasing the equity of Collington, the Company settled a pre-existing
reimbursement arrangement under the previous supply agreement relating to the pension plan in which Collington employees participate. Consequently, the Company, through its newly acquired subsidiary, Collington, assumed primary liability for the Collington employees participating in the pension plan. Prior to the acquisition of Collington, the pension plan was a multiple employer plan, with Safeway and C&S being the respective employers. The Safeway portion of the plan was accounted for as a multiemployer plan, with the C&S portion being accounted for by the Company through the previous supply agreement. Also, contemporaneously with the acquisition of Collington, the Company negotiated a new supply agreement with C&S and negotiated concessions directly from the union representing the Collington employees at the distribution center. The acquisition of Collington resulted in a charge of approximately $78.9 million to pension expense during the first quarter of fiscal 2016. Upon the assumption of the C&S portion of the pension plan through the equity acquisition, the multiple-employer pension plan was accounted for as a single employer plan.
Other Post-Retirement Benefits
In addition to the Company’s pension plans, the Company provides post-retirement medical and life insurance benefits to certain employees. Retirees share a portion of the cost of the post-retirement medical plans. The Company pays all the cost of the life insurance plans. The plans are unfunded.
Additionally, in connection with the Collington transaction, the Company negotiated with the respective unions a new unfunded post-retirement obligation with a projected benefit obligation of approximately $15.5 million, recorded through Other comprehensive income (loss) as prior service cost during the first quarter of fiscal 2016.
The following table provides a reconciliation of the changes in the retirement plans’ benefit obligation and fair value of assets over the two-year
period ended February 23, 2019 and a statement of funded status as of February 23, 2019 and February 24, 2018 (in millions):

	Pension		Other Post-Retirement Benefits
	February 23, 2019	February 24, 2018	February 23, 2019	February 24, 2018
Change in projected benefit obligation:
Beginning balance	$2,351.8	$2,613.0	$26.9	$31.2
Service cost	52.4	49.8	1.0	1.0
Interest cost	85.8	88.3	0.5	0.9
Actuarial loss (gain)	0.5	(56.6)	(2.4)	(4.5)
Plan participant contributions	—	—	0.4	0.5
Benefit payments	(167.8)	(78.7)	(2.6)	(2.2)
Plan amendments	3.1	—	—	—
Settlements	—	(264.0)	—	—

Ending balance	$2,325.8	$2,351.8	$23.8	$26.9

Change in fair value of plan assets:
Beginning balance	$1,814.0	$1,934.8	$—	$—
Actual return on plan assets	3.6	201.6	—	—
Employer contributions	197.2	20.2	2.1	1.7
Plan participant contributions	—	—	0.4	0.5
Benefit payments (including settlements)	(167.8)	(342.6)	(2.5)	(2.2)

Ending balance	$1,847.0	$1,814.0	$—	$—

Components of net amount recognized in financial position:
Other current liabilities	$(6.7)	$(6.8)	$(2.1)	$(2.2)
Other long-term liabilities	(472.1)	(531.0)	(21.7)	(24.7)

Funded status	$(478.8)	$(537.8)	$(23.8)	$(26.9)

Amounts recognized in Accumulated other comprehensive income consisted of the following (in millions):

	Pension		Other Post-Retirement Benefits
	February 23, 2019	February 24, 2018	February 23, 2019	February 24, 2018
Net actuarial gain	$(140.6)	$(256.4)	$(8.2)	$(6.0)
Prior service cost	3.1	0.3	5.6	9.3

	$(137.5)	$(256.1)	$(2.6)	$3.3

Information for the Company’s pension plans, all of which have an accumulated benefit obligation in excess of plan assets as of February 23, 2019 and February 24, 2018, is shown below (in millions):

	February 23, 2019	February 24, 2018
Projected benefit obligation	$2,325.8	$2,351.8
Accumulated benefit obligation	2,323.9	2,349.6
Fair value of plan assets	1,847.0	1,814.0
The following table provides the components of net expense for the retirement plans and other changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income (in millions):

	Pension		Other Post- Retirement Benefits
	Fiscal 2018	Fiscal 2017	Fiscal 2018	Fiscal 2017
Components of net expense:
Estimated return on plan assets	$(112.6)	$(119.6)	$—	$—
Service cost	52.4	49.8	1.0	1.0
Interest cost	85.8	88.3	0.5	0.9
Amortization of prior service cost	0.1	0.1	3.7	3.7
Amortization of net actuarial (gain) loss	(6.3)	0.4	(0.2)	(0.1)
Collington acquisition	—	—	—	—
Gain due to settlement accounting	—	(25.4)	—	—
Loss due to curtailment accounting	0.1	—	—	—

Net expense (benefit)	19.5	(6.4)	5.0	5.5

Changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income:
Net actuarial loss (gain)	109.4	(138.6)	(2.4)	(4.5)
Gain due to settlement accounting	—	25.4	—	—
Loss due to curtailment accounting	(0.1)	—	—	—
Amortization of net actuarial gain (loss)	6.3	(0.4)	0.2	0.1
Prior service cost	3.1	—	—	—
Amortization of prior service cost	(0.1)	(0.1)	(3.7)	(3.7)

Total recognized in Other comprehensive (loss) income	118.6	(113.7)	(5.9)	(8.1)

Total net expense and changes in plan assets and benefit obligations recognized in Other comprehensive (loss) income	$138.1	$(120.1)	$(0.9)	$(2.6)

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. When the accumulation of actuarial gains and losses exceeds 10% of the greater of the projected benefit obligation and the fair value of plan assets, the excess is amortized over the average remaining service period of active participants. No significant prior service costs or estimated net actuarial gain or loss is expected to be amortized from Other comprehensive income (loss) into periodic benefit cost during fiscal 2019.
As of February 27, 2016, the Company changed the method used to estimate the service and interest rate components of net periodic benefit cost for its defined benefit pension plans and other post-retirement benefit plans. Historically, the service and interest rate components were estimated using a single weighted average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. The Company has elected to use a full yield curve approach in the estimation of service and interest cost components of net pension and other post-retirement benefit plan expense by applying the specific spot rates along the yield curve used in the determination of the projected benefit obligation to the relevant projected cash flows. The Company made this change to improve the correlation between projected benefit cash flows and the corresponding yield curve spot rates and to provide a more precise measurement of service and interest costs. This change does not affect the measurement and calculation of the Company’s total benefit obligations. The Company has accounted for this change as a change in estimate that is inseparable from a change in accounting principle and accounted for it prospectively beginning in the first quarter of fiscal 2016. This change did not have a material impact on the Company’s fiscal 2016 net pension expense.
Assumptions
The weighted average actuarial assumptions used to determine year-end
projected benefit obligations for pension plans were as follows:

	February 23, 2019	February 24, 2018
Discount rate	4.17%	4.12%
Rate of compensation increase	2.87%	2.87%
The weighted average actuarial assumptions used to determine net periodic benefit costs for pension plans were as follows:

	February 23, 2019	February 24, 2018
Discount rate	4.12%	4.21%
Expected return on plan assets:	6.38%	6.40%
On February 24, 2018, the Company adopted the new
MP-2017
projection scale to the
RP-2014
mortality tables to be applied on a generational basis for calculating the Company’s 2017 year-end
benefit obligations. The tables assume an improvement in life expectancy in the future but at a slower rate than the
MP-2016
projection scale to the
RP-2014
mortality table used for calculating the Company’s 2016
year-end
benefit obligations and 2017 expense. Similarly, on February 23, 2019, the Company adopted the new
MP-2018
projection scale which assumes an improvement in life expectancy at a marginally slower rate than the
MP-2017
projection scale. The change to the mortality table projection scale resulted in an immaterial decrease to the Company’s current year benefit obligation and future expenses.
The Company has adopted and implemented an investment policy for the defined benefit pension plans that incorporates a strategic long-term asset allocation mix designed to meet the Company’s long-term pension requirements. This asset allocation policy is reviewed annually and, on a regular basis, actual allocations are rebalanced to the prevailing targets. The investment policy also emphasizes the following key objectives: (1) maintaining a diversified portfolio among asset classes and investment styles; (2) maintaining an acceptable level of risk in pursuit of long-term economic benefit; (3) maximizing the opportunity for value-added returns from active investment management while establishing investment guidelines and monitoring procedures for each investment manager to ensure the characteristics of the portfolio are consistent with the original investment mandate; and (4) maintaining adequate controls over administrative costs.
The following table summarizes actual allocations for the Safeway Plan which had $1.6 billion in plan assets as of February 23, 2019:

		Plan Assets
Asset category	Target	February 23, 2019	February 24, 2018
Equity	65%	62.5%	65.0%
Fixed income	35%	35.6%	35.5%
Cash and other	—%	1.9%	(0.5)%

Total	100%	100.0%	100.0%

The following table summarizes the actual allocations for the Shaw’s Plan which had approximately $247 million in plan assets as of February 23, 2019:

		Plan Assets
Asset category	Target	February 23, 2019	February 24, 2018
Equity	65%	60.5%	65.4%
Fixed income	35%	35.9%	32.2%
Cash and other	—%	3.6%	2.4%

Total	100%	100.0%	100.0%

The following table summarizes the actual allocations for the United Plan which had approximately $33 million in plan assets as of February 23, 2019:

		Plan Assets
Asset category	Target(1)	February 23, 2019	February 24, 2018
Equity	50%	50.3%	50.1%
Fixed income	50%	50.0%	47.9%
Cash and other	—%	(0.3)%	2.0%

Total	100%	100.0%	100.0%

(1)	The target market value of equity securities for the United Plan is 50% of plan assets. If the equity percentage exceeds 60% or drops below 40%, the asset allocation is adjusted to target.
Expected return on pension plan assets is based on historical experience of the Company’s portfolios and the review of projected returns by asset class on broad, publicly traded equity and fixed-income indices, as well as target asset allocation.
Pension Plan Assets
The fair value of the Company’s pension plan assets as of February 23, 2019, excluding pending transactions of $79.5 million payable to an intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents(1)	$10.8	$1.6	$9.2	$—	$—
Short-term investment collective trust(2)	73.3	—	73.3	—	—
Common and preferred stock:(3)
Domestic common and preferred stock	254.5	254.5	—	—	—
International common stock	64.0	64.0	—	—	—
Collective trust funds(2)	649.9	—	—	—	649.9
Corporate bonds(4)	126.0	—	126.0	—	—
Mortgage- and other asset-backed securities(5)	42.8	—	42.8	—	—
Mutual funds(6)	257.2	139.9	29.2	—	88.1
U.S. government securities(7)	362.5	—	362.5	—	—
Other securities(8)	85.5	—	51.6	—	33.9

Total	$1,926.5	$460.0	$694.6	$—	$771.9

(1)	The carrying value of these items approximates fair value.
(2)	These investments are valued based on the Net Asset Value (“NAV”) of the underlying investments and are provided by the fund issuers. There are no unfunded commitments or redemption restrictions for these funds. Funds meeting the practical expedient are included in the Assets Measured at NAV column.
(3)	The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for identical stock, an industry valuation model is used which maximizes observable inputs.
(4)	The fair value of corporate bonds is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.
(5)	The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for comparable securities, the fair value is based upon an industry valuation model which maximizes observable inputs.
(6)	These investments are open-ended mutual funds that are registered with the SEC which are valued using the NAV. The NAV of the mutual funds is a published price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share
basis. There are no unfunded commitments, or redemption restrictions for these funds, and the funds are required to transact at the published price.
(7)	The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.
(8)	Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities is a commingled fund valued based on the NAV of the underlying investments and is provided by the issuer and exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives, assets and liabilities. Funds meeting the practical expedient are included in the Assets Measured at NAV column. Exchange-traded derivatives are valued based on quoted prices in an active market for identical derivatives assets and liabilities.
Non-exchange-traded
derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.
The fair value of the Company’s pension plan assets as of February 24, 2018, excluding pending transactions of $87.4 million payable to an intermediary agent, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
Cash and cash equivalents(1)	$6.5	$1.5	$5.0	$—	$—
Short-term investment collective trust(2)	67.0	—	67.0	—	—
Common and preferred stock:(3)
Domestic common and preferred stock	244.7	244.7	—	—	—
International common stock	59.0	59.0	—	—	—
Collective trust funds(2)	686.0	—	1.3	—	684.7
Corporate bonds(4)	118.7	—	118.7	—	—
Mortgage- and other asset-backed securities(5)	45.2	—	45.2	—	—
Mutual funds(6)	254.3	146.0	21.3	—	87.0
U.S. government securities(7)	354.5	—	354.5	—	—
Other securities(8)	65.5	0.1	26.6	—	38.8

Total	$1,901.4	$451.3	$639.6	$—	$810.5

(1)	The carrying value of these items approximates fair value.
(2)	These investments are valued based on the NAV of the underlying investments and are provided by the fund issuers. There are no unfunded commitments or redemption restrictions for these funds. Funds meeting the practical expedient are included in the Assets Measured at NAV column.
(3)	The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for identical stock, an industry valuation model is used which maximizes observable inputs.
(4)	The fair value of corporate bonds is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.
(5)	The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of the same or similar issuers with similar credit ratings and maturities. When quoted prices are not available for comparable securities, the fair value is based upon an industry valuation model which maximizes observable inputs.
(6)	These investments are open-ended mutual funds that are registered with the SEC which are valued using the NAV. The NAV of the mutual funds is a published price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share
basis. There are no unfunded commitments, or redemption restrictions for these funds, and the funds are required to transact at the published price.
(7)	The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.
(8)	Level 2 Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. Also included in Other securities is a commingled fund valued based on the NAV of the underlying investments and is provided by the issuer and exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives, assets and liabilities. Funds meeting the practical expedient are included in the Assets Measured at NAV column. Exchange-traded derivatives are valued based on quoted prices in an active market for identical derivatives assets and liabilities.
Non-exchange-traded
derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates and applicable spot and forward rates.
Contributions
In fiscal 2018 and 2017, the Company contributed $199.3 million and $21.9 million, respectively, to its pension and post-retirement plans. The Company’s funding policy for the defined benefit pension plan is to contribute the minimum contribution required under the Employee Retirement Income Security Act of 1974, as amended, and other applicable laws as determined by the Company’s external actuarial consultant. At the Company’s discretion, additional funds may be contributed to the defined benefit pension plans. The Company’s fiscal 2018 contributions include $150.0 million of additional discretionary contributions to reduce the Pension Benefit Guaranty Corporation premium costs and improve the overall funded status of the plans. The Company expects to contribute $12.4 million to its pension and post-retirement plans in fiscal 2019. The Company will recognize contributions in accordance with applicable regulations, with consideration given to recognition for the earliest plan year permitted.
Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service as appropriate, are expected to be paid (in millions):

	Pension Benefits	Other Benefits
2019	$275.7	$2.3
2020	185.1	2.1
2021	179.6	2.1
2022	174.6	2.0
2023	171.3	1.9
2024 – 2028	734.5	8.6
Multiemployer Pension Plans
The Company contributes to various multiemployer pension plans. These multiemployer plans generally provide retirement benefits to participants based on their service to contributing employers. The benefits are paid from assets held in trust for that purpose. Plan trustees typically are responsible for determining the level of benefits to be provided to participants, the investment of the assets and plan administration. Expense is recognized in connection with these plans as contributions are funded.
The risks of participating in these multiemployer plans are different from the risks associated with single-employer plans in the following respects:
•	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.
•	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.
•	If the Company chooses to stop participating in some multiemployer plans, or makes market exits or store closures or otherwise has participation in the plan fall below certain levels, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as withdrawal liability. The Company records the actuarially determined liability at an undiscounted amount.
The Company’s participation in these plans is outlined in the table below. The
EIN-Pension
Plan Number column provides the Employer Identification Number (“EIN”) and the three-digit plan number, if applicable. Unless otherwise noted, the most recent Pension Protection Act of 2006 (“PPA”) zone status available for fiscal 2018 and fiscal 2017 is for the plan’s year ending at December 31, 2017 and
December 31, 2016, respectively. The zone status is based on information received from the plans and is certified by each plan’s actuary. The FIP/RP Status Pending/Implemented column indicates plans for which a funding improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented by the plan trustees.
Certain plans have been aggregated in the Other funds line in the following table, as the contributions to each of these plans are not individually material. None of the Company’s collective bargaining agreements require that a minimum contribution be made to these plans.
As a part of the Safeway acquisition, the Company assumed withdrawal liabilities related to Safeway’s 2013 closure of its Dominick’s division. The Company recorded a $221.8 million multiemployer pension withdrawal liability related to Safeway’s withdrawal from these plans. The Company is disputing in arbitration certain factors used to determine the allocation of the unfunded vested benefits, and therefore, the annual pension payment installments due to the UFCW Midwest Plan are also in dispute. The Company’s estimated liability reflects the Company’s best estimate of the probable outcome of this arbitration. The amount of the withdrawal liability recorded as of February 23, 2019 with respect to the Dominick’s division was $142.1 million, primarily reflecting minimum required payments made subsequent to the date of consummation of the Safeway acquisition.
The following tables contain information about the Company’s multiemployer plans:

	EIN - PN	Pension Protection Act zone status(1)		Company’s 5% of total plan contributions		FIP/RP status pending/implemented
Pension fund		2018	2017	2017	2016
UFCW-Northern California Employers Joint Pension Trust Fund	946313554 - 001	Red	Red	Yes	Yes	Implemented
Western Conference of Teamsters Pension Plan	916145047 - 001	Green	Green	No	No	No
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan(4)	951939092 - 001	Red	Red	Yes	Yes	Implemented
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	526128473 - 001	Red	Red	Yes	Yes	Implemented
Sound Retirement Trust(6)	916069306 - 001	Green	Red	Yes	Yes	Implemented
Bakery and Confectionery Union and Industry International Pension Fund	526118572 - 001	Red	Red	Yes	Yes	Implemented
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	236396097 - 001	Red	Red	Yes	Yes	Implemented
Rocky Mountain UFCW Unions & Employers Pension Plan	846045986 - 001	Green	Green	Yes	Yes	No
UFCW Local 152 Retail Meat Pension Fund(5)	236209656 - 001	Red	Red	Yes	Yes	Implemented
Desert States Employers & UFCW Unions Pension Plan	846277982 - 001	Green	Green	Yes	Yes	No
UFCW International Union—Industry Pension Fund(5)	516055922 - 001	Green	Green	Yes	No	No
Mid Atlantic Pension Fund	461000515 - 001	Green	Green	Yes	Yes	No
Retail Food Employers and UFCW Local 711 Pension Trust Fund	516031512 - 001	Yellow	Red	Yes	Yes	Implemented
Oregon Retail Employees Pension Trust	936074377 - 001	Green	Green	Yes	Yes	No

	Contributions of Company (in millions)			Surcharge imposed(2)	Expiration date of collective bargaining agreements	Total collective bargaining agreements	Most significant collective bargaining agreement(s)(3)
Pension fund	2018	2017	2016				Count	Expiration
UFCW-Northern California Employers Joint Pension Trust Fund	$104.4	$110.2	$98.9	No	10/13/2018 to 7/27/2020	63	56	10/13/2018
Western Conference of Teamsters Pension Plan	63.7	61.2	59.1	No	3/16/2019 to 10/1/2022	51	15	9/20/2020
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan(4)	108.4	92.4	63.9	No	3/11/2018 to 3/6/2021	47	43	3/3/2019
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	20.4	20.4	33.8	No	10/26/2019 to 2/22/2020	21	16	10/26/2019
Sound Retirement Trust(6)	39.1	32.1	33.1	Yes	10/13/2018 to 10/16/2021	118	22	5/4/2019
Bakery and Confectionery Union and Industry International Pension Fund	17.4	16.6	17.1	Yes	9/3/2011 to 1/22/2022	92	28	9/6/2020
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund	14.0	15.8	16.7	No	1/31/2018 to 1/25/2022	5	2	3/20/2020
Rocky Mountain UFCW Unions & Employers Pension Plan	10.8	10.8	11.0	Yes	1/12/2019 to 6/11/2022	81	30	2/23/2019
UFCW Local 152 Retail Meat Pension Fund(5)	10.8	11.0	10.8	No	5/2/2020	4	4	5/2/2020
Desert States Employers & UFCW Unions Pension Plan	9.1	9.3	9.1	Yes	5/9/2019 to 11/5/2022	16	13	10/24/2020
UFCW International Union—Industry Pension Fund(5)	13.1	12.4	8.6	No	8/25/2018 to 11/5/2022	27	8	6/11/2022
Mid Atlantic Pension Fund	6.6	6.8	6.9	No	10/26/2019 to 2/22/2020	19	16	10/26/2019
Retail Food Employers and UFCW Local 711 Pension Trust Fund	7.1	6.6	5.4	No	5/19/2018 to 12/13/2020	7	2	3/3/2019
Oregon Retail Employees Pension Trust	7.6	6.6	2.3	No	9/1/2016 to 12/6/2019	111	25	8/4/2018
Other funds	18.6	19.0	22.4

Total Company contributions to U.S. multiemployer pension plans	$451.1	$431.2	$399.1

(1)	PPA established three categories (or “zones”) of plans: (1) “Green Zone” for healthy; (2) “Yellow Zone” for endangered; and (3) “Red Zone” for critical. These categories are based upon the funding ratio of the plan assets to plan liabilities. In general, Green Zone plans have a funding ratio greater than 80%, Yellow Zone plans have a funding ratio between 65% - 79%, and Red Zone plans have a funding ratio less than 65%.
(2)	Under the PPA, a surcharge may be imposed when employers make contributions under a collective bargaining agreement that is not in compliance with a rehabilitation plan. As of February 23, 2019, the collective bargaining agreements under which the Company was making contributions were in compliance with rehabilitation plans adopted by the applicable pension fund.
(3)	These columns represent the number of most significant collective bargaining agreements aggregated by common expiration dates for each of the Company’s pension funds listed above.
(4)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at March 31, 2018 and March 31, 2017.
(5)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at June 30, 2017 and June 30, 2016.
(6)	The information for this fund was obtained from the Form 5500 filed for the plan’s year-end at September 30, 2017 and September 30, 2016.
Collective Bargaining Agreements
As of February 23, 2019, the Company had approximately 267,000 employees, of which approximately 170,000 were covered by collective bargaining agreements. During fiscal 2018, collective bargaining agreements covering approximately 8,500 employees were renegotiated. Collective bargaining agreements covering approximately 106,000 employees ha
ve
expired
or are sc
heduled t
o expire in
fiscal 2019.
Multiemployer Health and Welfare Plans
The Company makes contributions to multiemployer health and welfare plans in amounts set forth in the related collective bargaining agreements. These plans provide medical, dental, pharmacy, vision, and other ancillary benefits to active employees and retirees as determined by the trustees of each plan. The majority of the Company’s contributions cover active employees and as such, may not constitute contributions to a postretirement benefit plan. However, the Company is unable to separate contribution amounts to postretirement benefit plans from contribution amounts paid to active employee plans. Total contributions to multiemployer health and welfare plans were $1.3 billion, $1.2 billion and $1.2 billion for fiscal 2018, fiscal 2017 and fiscal 2016, respectively.
Defined Contribution Plans and Supplemental Retirement Plans
Many of the Company’s employees are eligible to contribute a percentage of their compensation to defined contribution plans (“401(k) Plans”). Participants in the 401(k) Plans may become eligible to receive a profit-sharing allocation in the form of a discretionary Company contribution based on employee compensation. In addition, the Company may also provide matching contributions based on the amount of eligible compensation contributed by the employee. The Company provides supplemental retirement benefits through the Albertson’s LLC Executive Deferred Compensation Makeup Plan and the United Supplemental Plan, which provide certain key employees with retirement benefits that supplement those provided by the 401(k) Plans. All Company contributions to the 401(k) Plans are made at the discretion of the Company’s board of directors. Total contributions for these plans were $45.1 million, $44.6 million and $38.8 million for fiscal 2018, fiscal 2017 and fiscal 2016, respectively.